Earnings per share (Details) - ARS ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Basic
Profit attributable to equity holders of the Parent	$ 15,099,936	$ 3,260,476	$ 11,821,280
Weighted average number of ordinary shares in issue (thousands)	$ 126,014	$ 126,014	$ 126,014
Basic earnings per share	$ 119.83	$ 25.87	$ 93.81